Earnings Per Ordinary Share	12 Months Ended
Dec. 31, 2016
Earnings (loss) per ordinary share:
Earnings Per Ordinary Share
Note 16 - Earnings Per Ordinary Share

The following table summarizes information related to the computation of basic and diluted earnings per Ordinary Share for the years indicated:

	Year Ended December 31,
	2016	2015	2014
	U.S. Dollars (In thousands, except per share data)
Net income (loss) attributable to Ordinary Shares	4,734	(10,113)	3,337

Weighted average number of Ordinary Shares
outstanding used in basic earnings per Ordinary
Share calculation	35,348	33,352	30,464

Add assumed exercise of outstanding dilutive
potential Ordinary Shares	28	-	81

Weighted average number of Ordinary Shares
Outstanding used in diluted earnings per Ordinary
Share calculation	35,376	33,352	30,545

Basic income (loss) per Ordinary Share	0.13	(0.30)	0.11

Diluted income (loss) per Ordinary Share	0.13	(0.30)	0.11

Number of options excluded from the diluted
earnings per share calculation due to their
anti-dilutive effect	1,538	1,151	391